COMBINED AND CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Real estate:
Buildings and improvements	$ 2,638,325	$ 1,940,808
Construction in progress	45,607	41,678
Land and improvements	370,231	176,475
Accumulated depreciation	(532,738)	(505,297)
Net real estate	2,521,425	1,653,664
Investment in unconsolidated joint venture	0	312,709
Accounts receivable, net of allowance of $3,480 and $2,018	24,407	19,431
Cash and cash equivalents	948,822	19,652
Restricted cash	88,971	64,609
Intangible assets	191,659	26,670
Deferred tax assets	114,556	107,074
Goodwill	3,849	3,849
Other assets	130,056	134,557
Total assets	4,023,745	2,342,215
LIABILITIES AND EQUITY
Mortgage debt	0	102,688
Accounts payable, accrued liabilities, and other liabilities	297,802	284,210
Deferred revenue	680,055	673,007
Total liabilities	977,857	1,059,905
Commitments and contingencies (Note 10)
Parent's net investment	0	1,282,310
Additional paid-in capital	2,170,729	0
Cumulative dividends in excess of earnings	(8,556)	0
Total stockholders' equity	2,164,804	1,282,310
Common units of Janus OP, LLC, held by Healthpeak Properties, Inc.	878,329	0
Other noncontrolling interests	2,755	0
Total noncontrolling interests	881,084	0
Total equity	3,045,888	1,282,310
Total liabilities and equity	4,023,745	2,342,215
Class A-1 Shares
LIABILITIES AND EQUITY
Common stock, value	1,872
Class A-2 Shares
LIABILITIES AND EQUITY
Common stock, value	$ 759	$ 0